Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	HARBOR CORE BOND FUNDDecember 6, 2021Harbor Core Bond FundEffective December 1, 2021 (the “Effective Date”), Harbor Capital Advisors, Inc. (the “Adviser”), the investment adviser to Harbor Core Bond Fund (the “Fund”), has reduced its management fee to 0.23% annually as a percentage of the Fund’s average net assets. In addition, as of the Effective Date, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.26% and 0.34% for the Retirement Class and Institutional Class, respectively, through February 28, 2023. This expense limitation agreement replaces the prior expense limitation agreement as of the Effective Date.As of the Effective Date, the following replaces the information in the “Fees and Expenses of the Fund” section on page 11 of the Prospectus:Fees and Expenses of the FundThis table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)RetirementClassInstitutionalClassManagement Fees0.23%0.23%Distribution and Service (12b-1) FeesNoneNoneOther Expenses0.09%0.17%Total Annual Fund Operating Expenses0.32%0.40%Expense Reimbursement(0.06)%(0.06)%Total Annual Fund Operating Expenses After Expense Reimbursement0.26%0.34%[1] Restated to reflect current fees.[2] The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.26% and 0.34% for the Retirement Class and Institutional Class, respectively, through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate this agreement.Expense ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:OneYearThreeYearsFiveYearsTenYearsRetirement$27$97$174$400Institutional$35$122$218$499
Harbor Core Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	HARBOR CORE BOND FUNDDecember 6, 2021Harbor Core Bond FundEffective December 1, 2021 (the “Effective Date”), Harbor Capital Advisors, Inc. (the “Adviser”), the investment adviser to Harbor Core Bond Fund (the “Fund”), has reduced its management fee to 0.23% annually as a percentage of the Fund’s average net assets. In addition, as of the Effective Date, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.26% and 0.34% for the Retirement Class and Institutional Class, respectively, through February 28, 2023. This expense limitation agreement replaces the prior expense limitation agreement as of the Effective Date.As of the Effective Date, the following replaces the information in the “Fees and Expenses of the Fund” section on page 11 of the Prospectus:Fees and Expenses of the FundThis table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)RetirementClassInstitutionalClassManagement Fees0.23%0.23%Distribution and Service (12b-1) FeesNoneNoneOther Expenses0.09%0.17%Total Annual Fund Operating Expenses0.32%0.40%Expense Reimbursement(0.06)%(0.06)%Total Annual Fund Operating Expenses After Expense Reimbursement0.26%0.34%[1] Restated to reflect current fees.[2] The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.26% and 0.34% for the Retirement Class and Institutional Class, respectively, through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate this agreement.Expense ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:OneYearThreeYearsFiveYearsTenYearsRetirement$27$97$174$400Institutional$35$122$218$499
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	 Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Harbor Core Bond Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.26%	[2]
One Year	rr_ExpenseExampleYear01	$ 27
Three Years	rr_ExpenseExampleYear03	97
Five Years	rr_ExpenseExampleYear05	174
Ten Years	rr_ExpenseExampleYear10	$ 400
Harbor Core Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.34%	[2]
One Year	rr_ExpenseExampleYear01	$ 35
Three Years	rr_ExpenseExampleYear03	122
Five Years	rr_ExpenseExampleYear05	218
Ten Years	rr_ExpenseExampleYear10	$ 499

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.26% and 0.34% for the Retirement Class and Institutional Class, respectively, through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate this agreement.